REVENUE AND DEFERRED REVENUE (Details Narrative)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	78.00%	64.00%